ACCOUNTS RECEIVABLE (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 252,000	$ 324,000
Accounts receivable - related party (see note 17)	480,000	480,000
Accounts Receivable, Gross	732,000	804,000
Net allowance for doubtful accounts	(30,000)	(16,000)
Net accounts receivable	$ 702,000	$ 788,000